Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
28.	TRADE AND OTHER PAYABLES

	As at December 31,
	2019	2018
Trade payables	63,550	42,063
Employee benefits payable	182,386	348,028
Other payables	1,761,358	1,645,271
Subtotal financial liabilities	2,007,294	2,035,362
Other taxes payable	2,571,125	3,243,098
	4,578,419	5,278,460

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The average credit period is 30 days from the time when the services are rendered by or goods received from suppliers. The aging analysis of trade payables is as follows:

	As at December 31,
	2019	2018

Current	52,632	12,456
Past due for less than 4 months	3,959	8,504
Past due for over 4 months	6,959	21,104
	63,550	42,063

The Company was granted a credit term of 30 days. The balances past due were mainly for the Company's high bargaining power.